Capital assets - Additional Information (Details) - CAD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2024	May 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Non-cash impairment charges			$ 572,159
France
Disclosure of detailed information about business combination [line items]
Discount rate applied to cash flow projections			15.00%
Australia
Disclosure of detailed information about business combination [line items]
Discount rate applied to cash flow projections			15.00%
Ireland
Disclosure of detailed information about business combination [line items]
Discount rate applied to cash flow projections			15.00%
Processing facilities
Disclosure of detailed information about business combination [line items]
Term of contract lease for a processing facility		7 years
Exercised right to purchase the processing facility	$ 78,800	$ 78,800
Capital assets
Disclosure of detailed information about business combination [line items]
Exercised right to purchase the processing facility				$ 78,832
Non-cash impairment charges			$ 372,386